Note 9 - Payroll and Related Benefits	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of payroll and related benefits of the entity [text block]
9.	PAYROLL AND RELATED BENEFITS

	2017	2016	2015
Wages and salaries	3,371.2	3,038.9	3,086.5
Social security contributions	741.1	727.2	756.1
Other personnel cost	616.2	613.8	561.3
Increase in liabilities for defined benefit plans	138.7	151.7	142.3
Share-based payment	236.9	189.3	209.4
Contributions to defined contribution plans	18.9	25.3	19.0
	5,123.0	4,746.2	4,774.6

The result with payroll and related benefits are presented in the income statement as below:

	2017	2016	2015
Cost of sales	1,714.8	1,912.3	1,890.2
Distribution expenses	791.5	780.8	722.1
Sales and marketing expenses	1,096.8	989.8	980.8
Administrative expenses	1,470.1	970.3	1,154.0
Net finance cost	42.9	95.9	27.5
Exceptional items	6.9	(2.9)	-
	5,123.0	4,746.2	4,774.6